Exceptional items (Tables)	3 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2018	2017
	€m	€m
Findus Group integration costs	1.5	2.5
Implementation of strategic opportunities	—	5.2
Remeasurement of indemnification assets	—	(10.4)
Costs related to transactions	—	2.1
Settlement of legacy matters	—	0.4
Other restructuring costs	—	0.1
Total exceptional items	1.5	(0.1)